Operating Segment Information - Schedule Of Operating Segments (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 607,263,125	$ 580,006,276	$ 367,538,115
Revenue	1,118,540,173	1,204,174,011	723,226,134
Unallocated other income	111,867,468	22,090,268	15,392,775
Unallocated finance costs	(21,510,079)	(27,705,955)	(9,047,063)
Unallocated net changes in fair value on derivative financial liability	7,765,148
PROFIT BEFORE TAX	1,001,420,217	989,253,972	608,965,226
Depreciation	30,374	113,919	334,841
Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,118,540,173	1,204,174,011	723,398,943
Intersegment			(172,809)
Revenue			723,226,134
Gross profit	1,076,548,268	1,146,704,114	662,594,035
Unallocated amounts [member]
Disclosure of operating segments [line items]
Unallocated other income	111,867,468	22,088,780	15,372,350
Unallocated finance costs	(21,510,079)	(27,705,955)	(3,666,040)
Unallocated net changes in fair value on derivative financial liability	7,765,148
Corporate and other unallocated expenses	(173,250,588)	(151,832,967)	(65,335,119)
Intersegment [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers			172,809
External Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	607,263,125	580,006,276	367,538,115
Other Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	511,277,048	624,167,735	355,688,019
Investment Banking [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	376,324,880	455,955,912	288,591,129
Revenue	376,324,880	455,955,912	288,591,129
Investment Banking [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	376,324,880	455,955,912	288,591,129
Gross profit	339,933,098	413,354,182	254,901,096
Investment Banking [member] | External Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	376,324,880	455,955,912	288,591,129
Investment Banking [member] | Other Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	0	0
Asset Management [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	230,938,245	124,050,364	78,946,986
Revenue	230,938,245	124,050,364	78,946,986
Asset Management [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	230,938,245	124,050,364	79,119,795
Gross profit	225,338,122	109,182,198	57,385,943
Asset Management [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers			172,809
Asset Management [member] | External Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	230,938,245	124,050,364	78,946,986
Strategic Investment
Disclosure of operating segments [line items]
Revenue	511,277,048	624,167,735	355,688,019
Strategic Investment | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	511,277,048	624,167,735	355,688,019
Gross profit	511,277,048	624,167,734	350,306,996
Strategic Investment | External Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	0	0
Strategic Investment | Other Customer [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	511,277,048	624,167,735	355,688,019
Other Segments [Member]
Disclosure of operating segments [line items]
Depreciation	30,374	113,919	334,841
Capital expenditure	$ 110,734	$ 13,710	$ 14,214